Cover	Jun. 05, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 05, 2023
Entity File Number	001-40090
Entity Registrant Name	SomaLogic, Inc.
Entity Central Index Key	0001837412
Entity Tax Identification Number	85-4298912
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2945 Wilderness Place
Entity Address, City or Town	Boulder
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80301
City Area Code	(303)
Local Phone Number	625-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Class A common stock, $0.0001 par value per share
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	SLGC
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	SLGCW
Security Exchange Name	NASDAQ